Mining Interests Owned by Subsidiaries and Joint Operations - Schedule of Mining Assets and Property, Plant and Equipment Owned by Subsidiaries and Joint Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of mining assets and property plant and equipment [line items]
Depreciation and depletion	$ (988)	$ (1,008)
Carrying amount	12,910	17,311
Gross carrying amount [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	31,124	31,320
Acquisition of mining interest		531
Expenditures on mining interests	1,207	1,097
Removal of fully depreciated/depleted assets and disposals	(241)	(1,767)
Transfers and other movements	128	(57)
Ending Balance	32,218	31,124
Accumulated depreciation and depletion and impairment [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(13,813)	(13,755)
Depreciation and depletion	(988)	(1,008)
Impairment expense, net	(4,727)	(769)
Removal of fully depreciated/depleted assets and disposals	222	1,738
Transfers and other movements	(2)	(19)
Ending Balance	(19,308)	(13,813)
Mining properties [member] | Depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying amount	6,730	8,080
Mining properties [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying amount	3,375	3,063
Mining properties [member] | Non-depletable exploration potential [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying amount	314	2,915
Mining properties [member] | Gross carrying amount [member] | Depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	13,430	12,993
Expenditures on mining interests	556	507
Removal of fully depreciated/depleted assets and disposals	(15)	(1,469)
Transfers and other movements	444	1,399
Ending Balance	14,415	13,430
Mining properties [member] | Gross carrying amount [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	5,832	4,670
Acquisition of mining interest		529
Expenditures on mining interests	304	170
Removal of fully depreciated/depleted assets and disposals		(1)
Transfers and other movements	71	464
Ending Balance	6,207	5,832
Mining properties [member] | Gross carrying amount [member] | Non-depletable exploration potential [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	5,258	7,225
Removal of fully depreciated/depleted assets and disposals		(2)
Transfers and other movements	(393)	(1,965)
Ending Balance	4,865	5,258
Mining properties [member] | Accumulated depreciation and depletion and impairment [member] | Depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(5,350)	(5,848)
Depreciation and depletion	(667)	(654)
Impairment expense, net	(1,678)	(294)
Removal of fully depreciated/depleted assets and disposals	10	1,463
Transfers and other movements		(17)
Ending Balance	(7,685)	(5,350)
Mining properties [member] | Accumulated depreciation and depletion and impairment [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(2,769)	(2,510)
Impairment expense, net	(63)	(259)
Ending Balance	(2,832)	(2,769)
Mining properties [member] | Accumulated depreciation and depletion and impairment [member] | Non-depletable exploration potential [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(2,343)	(2,263)
Impairment expense, net	(2,208)	(80)
Ending Balance	(4,551)	(2,343)
Plant and equipment [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying amount	2,491	3,253
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	6,604	6,432
Acquisition of mining interest		2
Expenditures on mining interests	347	420
Removal of fully depreciated/depleted assets and disposals	(226)	(295)
Transfers and other movements	6	45
Ending balance	6,731	6,604
Plant and equipment [member] | Accumulated depreciation and depletion and impairment [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(3,351)	(3,134)
Depreciation and depletion	(321)	(354)
Impairment expense, net	(778)	(136)
Removal of fully depreciated/depleted assets and disposals	212	275
Transfers and other movements	(2)	(2)
Ending Balance	$ (4,240)	$ (3,351)